Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

The ESG Growth Portfolio

(the “Portfolios”)

HC Strategic Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is July 16, 2018

The ESG Growth Portfolio (the “Portfolio”) Effective July 16, 2018, the ESG Growth Portfolio is re-classified as a “diversified” investment company and will continue to operate as a diversified investment company as it has done since its inception on July 14, 2015. The disclosures in the Prospectus with respect to the Portfolio’s non-diversified classification and related risks are removed, in accordance with the Portfolio’s diversified classification, as follows:

Principal Investment Strategies p. 1-2:

The last paragraph on page 2 is eliminated in its entirety.

Principal Investment Risks- page 3:

The section entitled “Non-diversification Risk” on page 3 is eliminated in its entirety.

(From the Supplement dated June 25, 2018) At a meeting held on March 12, 2018, the Board approved an amendment to the Agreement between the Trust and BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) with respect to each Portfolio that provided for a change in the management fee payable to BNY Mellon AMNA. Accordingly, the BNY Mellon AMNA compensation disclosures in the Prospectus, the compensation disclosures set forth below in the supplement dated February 1, 2018 and, with respect to The Catholic SRI Growth Portfolio, the supplement dated December 6, 2017, and each Portfolio’s fee table and expense example table disclosures are revised to reflect the revised management fee payable to BNY Mellon AMNA, effective June 23, 2018 as follows:

ESG Growth Portfolio Fee Table and Expense Example – page 1:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.21%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.37%

1 Year	$38
3 Years	$119
5 Years	$208
10 Years	$468

Supplement to Prospectus

The ESG Growth Portfolio

(the “Portfolios”)

HC Advisors Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is July 16, 2018

The ESG Growth Portfolio (the “Portfolio”) Effective July 16, 2018, the ESG Growth Portfolio is re-classified as a “diversified” investment company and will continue to operate as a diversified investment company as it has done since its inception on July 14, 2015. The disclosures in the Prospectus with respect to the Portfolio’s non-diversified classification and related risks are removed, in accordance with the Portfolio’s diversified classification, as follows:

Principal Investment Strategies p. 1-2:

The last paragraph on page 2 is eliminated in its entirety.

Principal Investment Risks- page 3:

The section entitled “Non-diversification Risk” on page 3 is eliminated in its entirety.

(From the Supplement dated June 25, 2018) At a meeting held on March 12, 2018, the Board approved an amendment to the Agreement between the Trust and BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) with respect to each Portfolio that provided for a change in the management fee payable to BNY Mellon AMNA. Accordingly, the BNY Mellon AMNA compensation disclosures in the Prospectus, the compensation disclosures set forth below in the supplement dated February 1, 2018 and, with respect to The Catholic SRI Growth Portfolio, the supplement dated December 6, 2017, and each Portfolio’s fee table and expense example table disclosures are revised to reflect the revised management fee payable to BNY Mellon AMNA, effective June 23, 2018 as follows:

ESG Growth Portfolio Fee Table and Expense Example – page 1:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.21%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.62%

1 Year	$63
3 Years	$199
5 Years	$346
10 Years	$774

HC Strategic Shares | The ESG Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

The ESG Growth Portfolio

(the “Portfolios”)

HC Strategic Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is July 16, 2018

The ESG Growth Portfolio (the “Portfolio”) Effective July 16, 2018, the ESG Growth Portfolio is re-classified as a “diversified” investment company and will continue to operate as a diversified investment company as it has done since its inception on July 14, 2015. The disclosures in the Prospectus with respect to the Portfolio’s non-diversified classification and related risks are removed, in accordance with the Portfolio’s diversified classification, as follows:

Principal Investment Strategies p. 1-2:

The last paragraph on page 2 is eliminated in its entirety.

Principal Investment Risks- page 3:

The section entitled “Non-diversification Risk” on page 3 is eliminated in its entirety.

(From the Supplement dated June 25, 2018) At a meeting held on March 12, 2018, the Board approved an amendment to the Agreement between the Trust and BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) with respect to each Portfolio that provided for a change in the management fee payable to BNY Mellon AMNA. Accordingly, the BNY Mellon AMNA compensation disclosures in the Prospectus, the compensation disclosures set forth below in the supplement dated February 1, 2018 and, with respect to The Catholic SRI Growth Portfolio, the supplement dated December 6, 2017, and each Portfolio’s fee table and expense example table disclosures are revised to reflect the revised management fee payable to BNY Mellon AMNA, effective June 23, 2018 as follows:

ESG Growth Portfolio Fee Table and Expense Example – page 1:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.21%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.37%

1 Year	$38
3 Years	$119
5 Years	$208
10 Years	$468

HC Advisors Shares | The ESG Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

The ESG Growth Portfolio

(the “Portfolios”)

HC Advisors Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is July 16, 2018

The ESG Growth Portfolio (the “Portfolio”) Effective July 16, 2018, the ESG Growth Portfolio is re-classified as a “diversified” investment company and will continue to operate as a diversified investment company as it has done since its inception on July 14, 2015. The disclosures in the Prospectus with respect to the Portfolio’s non-diversified classification and related risks are removed, in accordance with the Portfolio’s diversified classification, as follows:

Principal Investment Strategies p. 1-2:

The last paragraph on page 2 is eliminated in its entirety.

Principal Investment Risks- page 3:

The section entitled “Non-diversification Risk” on page 3 is eliminated in its entirety.

(From the Supplement dated June 25, 2018) At a meeting held on March 12, 2018, the Board approved an amendment to the Agreement between the Trust and BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) with respect to each Portfolio that provided for a change in the management fee payable to BNY Mellon AMNA. Accordingly, the BNY Mellon AMNA compensation disclosures in the Prospectus, the compensation disclosures set forth below in the supplement dated February 1, 2018 and, with respect to The Catholic SRI Growth Portfolio, the supplement dated December 6, 2017, and each Portfolio’s fee table and expense example table disclosures are revised to reflect the revised management fee payable to BNY Mellon AMNA, effective June 23, 2018 as follows:

ESG Growth Portfolio Fee Table and Expense Example – page 1:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.21%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.62%

1 Year	$63
3 Years	$199
5 Years	$346
10 Years	$774